Financial Risk Management - Liquidity Risk - Financial Liabilities Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Insurance contract payables	$ 4,493.5	$ 2,964.0
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	4,458.3	4,265.5
Insurance contract payables	3,970.8	2,501.2
Provision for losses and loss adjustment expenses	34,422.8	30,809.3
Provision for life policy benefits	2,675.8
Total financial liabilities	55,508.1	48,419.5
Liquidity risk | Holding company and insurance and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	6,169.0	6,638.2
Borrowings - interest	1,810.3	1,703.4
Liquidity risk | Non-insurance companies.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	1,633.3	2,210.8
Borrowings - interest	367.8	291.1
Liquidity risk | 3 months or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,586.6	1,464.8
Insurance contract payables	1,026.7	775.6
Provision for losses and loss adjustment expenses	2,925.1	2,880.5
Provision for life policy benefits	72.0
Total financial liabilities	6,227.0	5,800.4
Liquidity risk | 3 months or less | Holding company and insurance and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	0.1	50.1
Borrowings - interest	66.0	54.6
Liquidity risk | 3 months or less | Non-insurance companies.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	512.2	547.6
Borrowings - interest	38.3	27.2
Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	821.6	816.6
Insurance contract payables	1,970.0	1,493.0
Provision for losses and loss adjustment expenses	7,033.9	6,111.7
Provision for life policy benefits	162.7
Total financial liabilities	10,290.3	10,323.1
Liquidity risk | 3 months to 1 year | Holding company and insurance and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	0.2	892.7
Borrowings - interest	193.8	204.2
Liquidity risk | 3 months to 1 year | Non-insurance companies.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	72.2	761.6
Borrowings - interest	35.9	43.3
Liquidity risk | 1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,131.3	854.5
Insurance contract payables	346.4	205.6
Provision for losses and loss adjustment expenses	10,662.4	9,577.5
Provision for life policy benefits	585.0
Total financial liabilities	13,898.8	12,127.3
Liquidity risk | 1 - 3 years | Holding company and insurance and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	283.1	664.7
Borrowings - interest	520.0	479.0
Liquidity risk | 1 - 3 years | Non-insurance companies.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	270.8	269.5
Borrowings - interest	99.8	76.5
Liquidity risk | 3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	399.1	454.3
Insurance contract payables	16.1	13.5
Provision for losses and loss adjustment expenses	5,391.2	4,753.5
Provision for life policy benefits	575.7
Total financial liabilities	8,218.7	7,160.4
Liquidity risk | 3 - 5 years | Holding company and insurance and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	1,270.8	1,142.9
Borrowings - interest	445.6	411.5
Liquidity risk | 3 - 5 years | Non-insurance companies.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	41.3	344.0
Borrowings - interest	78.9	40.7
Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	519.7	675.3
Insurance contract payables	611.6	13.5
Provision for losses and loss adjustment expenses	8,410.2	7,486.1
Provision for life policy benefits	1,280.4
Total financial liabilities	16,873.3	13,008.3
Liquidity risk | More than five years | Holding company and insurance and reinsurance companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	4,614.8	3,887.8
Borrowings - interest	584.9	554.1
Liquidity risk | More than five years | Non-insurance companies.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	736.8	288.1
Borrowings - interest	$ 114.9	$ 103.4